UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22884

The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Portfolio Manager BS, Boston College

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was 8.9%, compared with a total return of 7.7% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 9.8%. The Fund’s NAV per share was $14.11, while the price of the publicly traded shares closed at $11.99 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective (Unaudited)

The Gabelli Global Small and Mid Cap Value Trust is a diversified, closed-end management investment company whose primary investment objective is long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of companies with small or medium sized market capitalizations (“smallcap” and “mid-cap” companies, respectively), and, under normal market conditions, will invest at least 40% of its total assets in the equity securities of companies located outside the United States and in at least three countries.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive sharehold-er reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The stock market continued to digest the impact of higher interest rates and slowing economic growth. While employment in the United States remains strong, we are starting to see more layoffs and cost cutting announcements from companies, especially in the technology sector. The service sector of the economy remains strong, but manufacturing data turned negative as the quarter progressed. In March, several banks failed unexpectedly due to poor risk management and the rapid loss of deposits. This will further tighten credit conditions in the economy and has led the market to expect that the Federal Reserve will stop raising interest rates soon.

While economic growth has slowed, it has remained robust enough to keep recessionary fears at bay. Continued interest rate hikes around the world are bringing inflation under control, although more work remains to be done. Falling energy and commodity prices have been a big component of this and are a significant tailwind to consumers around the world, especially in Europe. China appears to be planning a new round of economic stimulus for its economy. The U.S. Dollar has also weakened, which helps the revenue and earnings of U.S. multinational companies and also helps the value of our foreign holdings. However, corporate earnings growth has slowed down this year and most of the market’s return has come from multiple expansion and has been concentrated in a small number of large technology companies.

Better performing positions in the first half of the year included Ferrari NV (0.9% of the portfolio as of June 30, 2023), the luxury automaker and Davide Campari (1.2%), which continued to see strong demand and has maintained its pricing power.

Detractors included Flushing Financial Corp. (0.3%), a regional bank that saw its stock suffer in the bank crisis early this year, and National Fuel Gas Co. (0.8%), a gas and pipeline utility with a growing exploration and production business.

Thank you for your investment in the Gabelli Global Small and Mid Cap Value Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

	Six Months	1 Year	3 year	5 year	Since Inception (6/23/14)
The Gabelli Global Small and Mid Cap Value Trust (GGZ)
NAV Total Return (b)	8.93%	14.47%	14.27%	4.23%	5.31%
Investment Total Return (c)	9.80	15.00	17.27	5.22	3.51
MSCI World SMID Cap Index	7.71	12.81	9.90	4.97	6.01	(d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.
(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2023:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	13.6%
U.S. Government Obligations	9.0%
Diversified Industrial	6.8%
Entertainment	6.6%
Health Care	6.0%
Business Services	5.1%
Machinery	5.0%
Equipment and Supplies	4.8%
Consumer Products	3.5%
Financial Services	3.5%
Broadcasting	2.8%
Automotive: Parts and Accessories	2.7%
Electronics	2.7%
Hotels and Gaming	2.7%
Aerospace	2.2%
Automotive	2.2%
Energy and Utilities: Water	2.1%
Retail	2.1%
Specialty Chemicals	1.7%
Cable and Satellite	1.5%
Transportation	1.4%
Building and Construction	1.2%
Consumer Services	1.2%
Energy and Utilities: Integrated	1.1%
Aviation: Parts and Services	1.0%
Environmental Services	0.9%
Energy and Utilities: Natural Gas	0.9%
Telecommunications	0.8%
Metals and Mining	0.8%
Energy and Utilities: Electric	0.8%
Energy and Utilities: Services	0.7%
Publishing	0.6%
Wireless Communications	0.5%
Manufactured Housing and Recreational Vehicles	0.4%
Computer Software and Services	0.3%
Real Estate	0.3%
Agriculture	0.3%
Energy and Utilities: Alternative Energy	0.1%
Educational Services	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 90.8%
	Aerospace — 2.2%
32,000	Aerojet Rocketdyne Holdings Inc.†	$1,513,394	$1,755,840
14,000	Allied Motion Technologies Inc.	355,269	559,160
4,000	Avio SpA†	53,864	40,724
11,700	Kaman Corp.	426,824	284,661
1,000	L3Harris Technologies Inc.	79,530	195,770
256,666	Rolls-Royce Holdings plc†	558,173	492,371
		2,987,054	3,328,526
	Agriculture — 0.3%
12,000	American Vanguard Corp.	252,171	214,440
12,000	Limoneira Co.	195,742	186,720
		447,913	401,160
	Automotive — 2.2%
4,000	Daimler Truck Holding AG	102,037	144,038
4,100	Ferrari NV	157,078	1,333,361
143,800	Iveco Group NV†	967,701	1,294,859
24,000	Traton SE	426,429	513,301
		1,653,245	3,285,559
	Automotive: Parts and Accessories — 2.7%
50,013	Brembo SpA	363,195	741,117
98,000	Dana Inc.	1,723,683	1,666,000
44,002	Garrett Motion Inc.†	217,851	333,095
2,000	Linamar Corp.	71,250	105,107
33,000	Modine Manufacturing Co.†	411,768	1,089,660
7,200	Uni-Select Inc.†	50,583	255,716
		2,838,330	4,190,695
	Aviation: Parts and Services — 1.0%
15,500	AAR Corp.†	501,595	895,280
1,000	Curtiss-Wright Corp.	69,929	183,660
9,000	Ducommun Inc.†	333,119	392,130
		904,643	1,471,070
	Broadcasting — 2.8%
63,000	Beasley Broadcast Group Inc., Cl. A†	178,470	64,260
5,700	Cogeco Inc.	287,301	240,392
78,000	Corus Entertainment Inc., Cl. B	238,417	77,132
300,000	Grupo Televisa SAB, ADR	2,665,317	1,539,000
240,000	ITV plc	464,788	208,178
500	Liberty Broadband Corp., Cl. A†	25,308	39,865
103	Liberty Broadband Corp., Cl. C†	4,934	8,251
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	74,602	65,620
Shares		Cost	Market Value
188	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	$4,788	$6,153
87,500	Sinclair Inc.	2,418,613	1,209,250
25,000	Sirius XM Holdings Inc.	131,250	113,250
47,000	TEGNA Inc.	847,783	763,280
		7,341,571	4,334,631
	Building and Construction — 1.2%
12,241	Arcosa Inc.	386,636	927,500
3,500	Bouygues SA	124,314	117,479
1,000	Carrier Global Corp.	19,630	49,710
3,000	IES Holdings Inc.†	52,566	170,640
6,000	Johnson Controls International plc	220,391	408,840
4,000	Knife River Corp.†	143,960	174,000
		947,497	1,848,169
	Business Services — 5.1%
55,000	Diebold Nixdorf Inc.†	192,477	2,915
40,500	Herc Holdings Inc.	1,424,363	5,542,425
67,200	JCDecaux SE†	1,625,878	1,338,981
13,500	Loomis AB	399,150	393,784
50,000	Rentokil Initial plc	377,744	390,525
4,000	Ströeer SE & Co. KGaA	86,799	194,234
		4,106,411	7,862,864
	Cable and Satellite — 1.5%
3,800	Cogeco Communications Inc.	232,972	202,772
40,000	Liberty Global plc, Cl. A†	899,575	674,400
58,000	Liberty Global plc, Cl. C†	1,473,762	1,030,660
51,000	Megacable Holdings SAB de CV	168,047	118,167
35,500	WideOpenWest Inc.†	512,138	299,620
		3,286,494	2,325,619
	Computer Software and Services — 0.3%
8,955	CareCloud Inc.†	71,446	26,417
5,000	Donnelley Financial Solutions Inc.†	218,850	227,650
5,000	PAR Technology Corp.†	172,612	164,650
		462,908	418,717
	Consumer Products — 3.5%
10,000	BellRing Brands Inc.	220,301	366,000
27,000	Edgewell Personal Care Co.	870,159	1,115,370
29,000	Energizer Holdings Inc.	1,063,301	973,820
5,500	Essity AB, Cl. B	167,500	146,407
300	L’Oreal SA	48,140	139,815
12,000	Marine Products Corp.	84,716	202,320
15,000	Mattel Inc.†	178,197	293,100
45,000	Nintendo Co. Ltd., ADR	494,517	512,100
5,500	Salvatore Ferragamo SpA	101,774	90,504

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
37,000	Scandinavian Tobacco Group A/S	$579,886	$615,447
6,000	Shiseido Co. Ltd.	108,513	269,989
7,000	Spectrum Brands Holdings Inc.	405,090	546,350
2,000	Unilever plc, ADR	101,177	104,260
		4,423,271	5,375,482
	Consumer Services — 1.2%
3,000	Allegion plc	268,079	360,060
11,500	Ashtead Group plc	214,712	795,096
500	Boyd Group Services Inc.	72,110	95,395
350	Cie de L’Odet SE	487,193	593,504
		1,042,094	1,844,055
	Diversified Industrial — 6.8%
105,000	Ampco-Pittsburgh Corp.†	481,774	333,900
34,700	Ardagh Group SA†	537,226	326,180
4,000	AZZ Inc.	136,622	173,840
19,500	EnPro Industries Inc.	1,280,580	2,603,835
33,200	Greif Inc., Cl. A	1,648,083	2,287,148
19,000	Griffon Corp.	326,904	765,700
700	Haynes International Inc.	18,622	35,574
8,000	Jardine Matheson Holdings Ltd.	453,243	405,200
2,400	Moog Inc., Cl. A	143,517	260,232
25,500	Myers Industries Inc.	410,923	495,465
5,000	Smiths Group plc	95,104	104,394
22,000	Steel Partners Holdings LP†	304,830	1,045,000
8,500	Sulzer AG	524,083	730,294
40,000	Toray Industries Inc.	316,267	221,879
40,000	Tredegar Corp.	522,799	266,800
12,000	Trinity Industries Inc.	242,785	308,520
7,000	Wartsila OYJ Abp	87,437	78,790
		7,530,799	10,442,751
	Educational Services — 0.1%
15,000	Universal Technical Institute Inc.†	59,076	103,650

	Electronics — 2.7%
7,500	Flex Ltd.†	130,663	207,300
30,000	Mirion Technologies Inc.†	239,189	253,500
20,000	Resideo Technologies Inc.†	195,763	353,200
100	Rogers Corp.†	15,470	16,193
37,000	Sony Group Corp., ADR	1,659,814	3,331,480
		2,240,899	4,161,673
	Energy and Utilities: Alternative Energy — 0.1%
2,000	NextEra Energy Partners LP	78,153	117,280
Shares		Cost	Market Value
	Energy and Utilities: Electric — 0.8%
31,200	Algonquin Power & Utilities Corp.	$241,060	$257,890
7,500	Fortis Inc.	222,079	323,212
12,500	PNM Resources Inc.	611,124	563,750
		1,074,263	1,144,852
	Energy and Utilities: Integrated — 1.1%
17,000	Avista Corp.	746,503	667,590
3,500	Emera Inc.	147,092	144,148
15,500	Hawaiian Electric Industries Inc.	498,850	561,100
100,000	Hera SpA	300,327	297,025
		1,692,772	1,669,863
	Energy and Utilities: Natural Gas — 0.9%
24,000	National Fuel Gas Co.	1,226,542	1,232,640
1,200	Southwest Gas Holdings Inc.	62,843	76,380
		1,289,385	1,309,020
	Energy and Utilities: Services — 0.7%
42,000	Dril-Quip Inc.†	1,060,298	977,340
3,000	Pineapple Energy Inc.†	55,158	4,110
2,000	Weatherford International plc†	110,746	132,840
		1,226,202	1,114,290
	Energy and Utilities: Water — 2.1%
70,000	Beijing Enterprises Water Group Ltd.	44,488	16,616
1,800	Consolidated Water Co. Ltd.	23,158	43,614
17,000	Mueller Water Products Inc., Cl. A	150,695	275,910
90,000	Primo Water Corp.	786,054	1,128,600
55,000	Severn Trent plc	1,560,035	1,792,351
		2,564,430	3,257,091
	Entertainment — 6.6%
235,000	Entain plc	2,371,434	3,796,284
5,400	GAN Ltd.†	30,574	8,856
10,000	Golden Entertainment Inc.†	267,249	418,000
10,000	IMAX Corp.†	177,640	169,900
30,000	Liberty Media Corp.- Liberty Braves, Cl. A†	769,784	1,227,600
27,011	Liberty Media Corp.- Liberty Braves, Cl. C†	629,414	1,070,176
2,600	Madison Square Garden Entertainment Corp.†	95,824	87,412
4,600	Madison Square Garden Sports Corp.	775,707	865,030
10,000	Manchester United plc, Cl. A	175,413	243,800
25,000	Paramount Global, Cl. A	798,807	464,000

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
4,000	Sphere Entertainment Co.†	$126,075	$109,560
7,000	Ubisoft Entertainment SA†	323,049	197,682
15,000	Universal Music Group NV	343,898	333,089
80,000	Vivendi SE	995,159	733,810
24,000	Warner Bros Discovery Inc.†	455,136	300,960
		8,335,163	10,026,159
	Environmental Services — 0.9%
18,000	Renewi plc†	70,014	117,729
6,000	Stericycle Inc.†	376,340	278,640
20,000	TOMRA Systems ASA	117,808	321,421
5,000	Waste Connections Inc.	453,201	714,650
		1,017,363	1,432,440
	Equipment and Supplies — 4.8%
1,700	A.O. Smith Corp.	57,029	123,726
24,500	Commercial Vehicle Group Inc.†	228,014	271,950
31,500	Flowserve Corp.	1,181,272	1,170,225
11,000	Graco Inc.	552,353	949,850
17,000	Interpump Group SpA	235,221	943,844
31,700	Mueller Industries Inc.	907,015	2,766,776
1,000	Snap-on Inc.	216,933	288,190
4,500	Watts Water Technologies Inc., Cl. A	422,438	826,785
		3,800,275	7,341,346
	Financial Services — 3.5%
1,000	Credit Acceptance Corp.†	390,020	507,930
5,800	EXOR NV	445,054	516,949
51,000	FinecoBank Banca Fineco SpA	336,185	685,345
100	First Citizens BancShares Inc., Cl. A	61,371	128,345
38,000	Flushing Financial Corp.	730,798	467,020
22,000	FTAI Aviation Ltd.	268,756	696,520
185,000	GAM Holding AG†	373,487	111,614
1,000	Groupe Bruxelles Lambert NV	82,544	78,741
11,000	I3 Verticals Inc., Cl. A†	222,091	251,460
8,000	Janus Henderson Group plc	239,400	218,000
18,000	Kinnevik AB, Cl. A†	296,486	279,045
25,000	Kinnevik AB, Cl. B†	478,874	346,303
1,800	PROG Holdings Inc.†	52,138	57,816
70,000	Resona Holdings Inc.	336,109	334,877
22,500	Synovus Financial Corp.	807,483	680,625
		5,120,796	5,360,590
	Food and Beverage — 13.6%
7,000	Britvic plc	68,455	76,098
Shares		Cost	Market Value
280	Chocoladefabriken Lindt & Spruengli AG	$1,410,500	$3,516,228
35,500	Chr. Hansen Holding A/S	1,649,568	2,463,955
70,000	ChromaDex Corp.†	109,302	109,900
3,000	Corby Spirit and Wine Ltd., Cl. A	32,090	32,157
130,000	Davide Campari-Milano NV	770,475	1,800,153
12,000	Fevertree Drinks plc	171,334	185,776
9,000	Fomento Economico Mexicano SAB de CV, ADR	680,678	997,560
1,000	Heineken Holding NV	68,070	86,914
39,000	ITO EN Ltd.	1,199,322	1,072,740
14,000	Kameda Seika Co. Ltd.	647,551	419,626
10,500	Kerry Group plc, Cl. A	893,272	1,014,570
39,000	Kikkoman Corp.	1,074,135	2,214,131
7,500	Luckin Coffee Inc., ADR†	58,296	168,675
100,000	Maple Leaf Foods Inc.	1,814,874	1,953,576
105,000	Nissin Foods Co. Ltd.	80,373	89,778
25,000	Nomad Foods Ltd.†	448,380	438,000
5,000	Post Holdings Inc.†	210,232	433,250
190,000	Premier Foods plc	110,648	307,416
9,000	Remy Cointreau SA	956,602	1,443,167
1,800	Symrise AG	97,498	188,599
2,000	The Hain Celestial Group Inc.†	39,730	25,020
9,000	Treasury Wine Estates Ltd.	47,872	67,328
40,000	Tsingtao Brewery Co. Ltd., Cl. H	264,487	363,451
215,000	Vitasoy International Holdings Ltd.	279,436	267,790
16,000	Yakult Honsha Co. Ltd.	826,068	1,009,598
		14,009,248	20,745,456
	Health Care — 5.8%
18,237	Avantor Inc.†	308,295	374,588
11,000	Bausch + Lomb Corp.†	178,795	220,770
40,000	Bausch Health Cos. Inc.†	468,398	320,000
600	Bio-Rad Laboratories Inc., Cl. A†	176,718	227,472
150	Bio-Rad Laboratories Inc., Cl. B†	35,257	56,865
5,000	Catalent Inc.†	364,536	216,800
500	Charles River Laboratories International Inc.†	52,615	105,125
450	Chemed Corp.	183,159	243,752
11,500	Cutera Inc.†	196,316	173,995
2,500	DaVita Inc.†	193,331	251,175
10,000	DENTSPLY SIRONA Inc.	479,029	400,200
5,000	DICE Therapeutics Inc.†	232,568	232,300
4,000	Endo International plc†	1,340	70
13,000	Evolent Health Inc., Cl. A†	153,137	393,900

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
5,000	Halozyme Therapeutics Inc.†	$182,224	$180,350
700	Harmony Biosciences Holdings Inc.†	26,461	24,633
6,000	Henry Schein Inc.†	435,761	486,600
1,750	ICU Medical Inc.†	321,152	311,832
5,000	Idorsia Ltd.†	63,344	36,032
20,000	InfuSystem Holdings Inc.†	195,470	192,600
5,500	Integer Holdings Corp.†	316,983	487,355
5,000	IVERIC bio Inc.†	191,748	196,700
13,000	Option Care Health Inc.†	112,945	422,370
28,000	Patterson Cos. Inc.	631,785	931,280
35,000	Perrigo Co. plc	1,340,562	1,188,250
1,003	Silk Road Medical Inc.†	31,959	32,587
700	STERIS plc	86,397	157,486
6,000	SurModics Inc.†	130,405	187,860
1,500	Teladoc Health Inc.†	62,691	37,980
7,000	Tenet Healthcare Corp.†	443,649	569,660
400	The Cooper Companies Inc.	108,748	153,372
		7,705,778	8,813,959
	Hotels and Gaming — 2.7%
2,500	Caesars Entertainment Inc.†	85,978	127,425
901	Flutter Entertainment plc†	80,235	180,795
24,000	Full House Resorts Inc.†	70,181	160,800
40,000	International Game Technology plc	557,674	1,275,600
656,250	Mandarin Oriental International Ltd.†	1,132,805	1,082,813
9,000	MGM Resorts International	262,595	395,280
300,000	The Hongkong & Shanghai Hotels Ltd.†	407,957	264,165
5,500	Wynn Resorts Ltd.	582,328	580,855
		3,179,753	4,067,733
	Machinery — 5.0%
21,000	Astec Industries Inc.	837,999	954,240
160,000	CNH Industrial NV, Borsa Italiana	1,202,309	2,305,487
224,000	CNH Industrial NV, New York	1,638,281	3,225,600
2,400	Tennant Co.	145,956	194,664
13,000	Twin Disc Inc.†	99,365	146,380
7,500	Xylem Inc.	418,641	844,650
		4,342,551	7,671,021
	Manufactured Housing and Recreational Vehicles — 0.4%
2,200	Cavco Industries Inc.†	245,097	649,000

	Metals and Mining — 0.8%
2,000	ATI Inc.†	31,636	88,460
Shares		Cost	Market Value
25,000	Cameco Corp.	$245,432	$783,250
120,000	Sierra Metals Inc.†	334,971	36,000
4,000	TimkenSteel Corp.†	34,761	86,280
5,800	Wheaton Precious Metals Corp.	186,176	250,676
		832,976	1,244,666
	Publishing — 0.6%
1,400	Graham Holdings Co., Cl. B	620,724	800,072
10,000	The E.W. Scripps Co., Cl. A†	141,538	91,500
		762,262	891,572
	Real Estate — 0.3%
20,000	Starwood Property Trust Inc., REIT	510,432	388,000
37,000	Trinity Place Holdings Inc.†	93,748	19,980
		604,180	407,980
	Retail — 2.1%
5,000	AutoNation Inc.†	400,962	823,050
600	Biglari Holdings Inc., Cl. A†	318,354	570,000
8,000	Camping World Holdings Inc., Cl. A	312,130	240,800
4,186	Hertz Global Holdings Inc.†	41,852	76,981
361	Hertz Global Holdings Inc., New York†	0	6,639
7,500	MarineMax Inc.†	107,717	256,200
6,000	Movado Group Inc.	101,296	160,980
1,500	Penske Automotive Group Inc.	55,315	249,945
10,000	PetIQ Inc.†	227,232	151,700
20,000	Pets at Home Group plc	131,616	95,656
8,000	Rush Enterprises Inc., Cl. B	234,783	544,480
225,000	Sun Art Retail Group Ltd.	216,188	58,001
		2,147,445	3,234,432
	Specialty Chemicals — 1.7%
7,500	Ashland Inc.	460,741	651,825
2,000	Darling Ingredients Inc.†	120,054	127,580
53,000	Element Solutions Inc.	582,869	1,017,600
2,000	H.B. Fuller Co.	95,917	143,020
13,547	Huntsman Corp.	368,167	366,040
14,000	SGL Carbon SE†	129,553	128,554
6,000	T. Hasegawa Co. Ltd.	114,881	142,625
2,000	Takasago International Corp.	51,764	37,423
700	Treatt plc	3,479	5,556
		1,927,425	2,620,223
	Telecommunications — 0.8%
5,000	Gogo Inc.†	19,504	85,050
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	51,300

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
100,000	Pharol SGPS SA†	$34,664	$4,321
33,000	Telekom Austria AG	210,582	244,145
17,500	Telephone and Data Systems Inc.	175,565	144,025
21,000	Telesat Corp.†	601,316	197,820
60,000	Vodafone Group plc, ADR	972,175	567,000
		2,055,646	1,293,661
	Transportation — 1.4%
64,000	Bollore SE	316,096	398,768
22,000	FTAI Infrastructure Inc.	53,492	81,180
12,500	GATX Corp.	837,621	1,609,250
		1,207,209	2,089,198
	Wireless Communications — 0.5%
37,000	Millicom International Cellular SA, SDR†	718,042	565,531
15,000	United States Cellular Corp.†	447,865	264,450
		1,165,907	829,981
	TOTAL COMMON STOCKS	106,656,484	138,726,434

	PREFERRED STOCKS — 0.2%
	Health Care — 0.2%
10,000	XOMA Corp., Ser. A,8.625%	225,998	239,700

	Retail — 0.0%
450	Qurate Retail Inc., 8.000%,03/15/31	39,466	16,884

	TOTAL PREFERRED STOCKS	265,464	256,584

	RIGHTS — 0.0%
	Energy and Utilities: Services — 0.0%
13,750	Pineapple Energy Inc.,CVR†	0	48,537

	Health Care — 0.0%
45,000	Achillion Pharmaceuticals Inc., CVR†	0	22,500
1,500	Tobira Therapeutics Inc.,CVR† (a)	90	0
		90	22,500
	TOTAL RIGHTS	90	71,037
Shares		Cost	Market Value
	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
64,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$43,720	$31,360

	Energy and Utilities: Services — 0.0%
539	Weatherford International plc, expire 12/13/23†	0	226

	TOTAL WARRANTS	43,720	31,586

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.0%
$13,895,000	U.S. Treasury Bills, 5.067% to 5.435%††, 08/10/23 to 12/14/23	13,741,940	13,744,864

TOTAL INVESTMENTS—100.0%		$120,707,698	152,830,505

Other Assets and Liabilities (Net)			806,371

PREFERRED SHARES (3,200,000 preferred shares outstanding)			(32,000,000)

NET ASSETS — COMMON SHARES (8,619,082 common shares outstanding)			$121,636,876

NET ASSET VALUE PER COMMON SHARE ($121,636,876 ÷ 8,619,082 shares outstanding)			$14.11

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
United States	56.6%	$86,544,486
Europe	29.3	44,856,832
Japan	6.3	9,566,467
Canada	4.2	6,380,563
Asia/Pacific	1.8	2,783,816
Latin America	1.8	2,698,341
Total Investments	100.0%	$152,830,505

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $120,707,698)	$152,830,505
Cash	551,857
Foreign currency, at value (cost $45,908)	45,700
Receivable for investments sold	57,480
Dividends and interest receivable	371,905
Deferred offering expense	139,082
Prepaid expenses	350
Total Assets	153,996,879
Liabilities:
Distributions payable	23,111
Payable for Fund shares repurchased	4,711
Payable for investment advisory fees	124,733
Payable for payroll expenses	77,889
Payable for accounting fees	7,500
Series B Cumulative Preferred Shares (5.20%, $10 liquidation value, 4,000,000 shares authorized with 3,200,000 shares issued and outstanding)	32,000,000
Other accrued expenses	122,059
Total Liabilities	32,360,003
Net Assets Attributable to Common Shareholders	$121,636,876

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$92,355,191
Total distributable earnings	29,281,685
Net Assets	$121,636,876

Net Asset Value per Common Share:
($121,636,876 ÷ 8,619,082 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$14.11

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $61,464)	$1,370,433
Interest	337,478
Total Investment Income	1,707,911
Expenses:
Investment advisory fees	762,246
Interest expense on preferred stock	686,933
Payroll expenses	86,011
Shareholder communications expenses	57,741
Legal and audit fees	53,390
Trustees’ fees	30,803
Custodian fees	26,712
Accounting fees	22,500
Shareholder services fees	14,371
Shelf offering expense	14,178
Interest expense	87
Miscellaneous expenses	33,776
Total Expenses	1,788,748
Less:
Expenses paid indirectly by broker (See Note 5)	(1,288)
Net Expenses	1,787,460
Net Investment Loss	(79,549)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,521,451
Net realized loss on foreign currency transactions	(2,694)
Net realized gain on investments and foreign currency transactions	1,518,757
Net change in unrealized appreciation/depreciation:
on investments	8,459,504
on foreign currency translations	2,314
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,461,818
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	9,980,575
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$9,901,026

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment loss	$(79,549)	$(1,399,968)
Net realized gain on investments and foreign currency transactions	1,518,757	5,683,906
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,461,818	(38,558,055)
Net Increase/(Decrease) in Net Assets Resulting from Operations	9,901,026	(34,274,117)

Distributions to Preferred Shareholders from Accumulated Earnings	—	(272,500)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	9,901,026	(34,546,617)

Distributions to Common Shareholders:
Accumulated earnings	(817,362)*	(5,667,064)
Return of capital	(1,965,146)*	—
Total Distributions to Common Shareholders	(2,782,508)	(5,667,064)

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,593,413)	(2,085,542)
Net Decrease in Net Assets from Fund Share Transactions	(1,593,413)	(2,085,542)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	5,525,105	(42,299,223)

Net Assets Attributable to Common Shareholders:
Beginning of year	116,111,771	158,410,994
End of period	$121,636,876	$116,111,771

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2023 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$9,901,026

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(4,722,797)
Proceeds from sales of long term investment securities	9,751,808
Net sales of short term investment securities	698,971
Net realized gain on investments	(1,521,451)
Net change in unrealized appreciation on investments	(8,459,504)
Net amortization of discount	(336,904)
Decrease in receivable for investments sold	343,346
Increase in dividends and interest receivable	(30,066)
Decrease in deferred offering expense	14,177
Decrease in prepaid expenses	1,707
Decrease in payable for investments purchased	(634,737)
Decrease in payable for investment advisory fees	(2,469)
Increase in payable for payroll expenses	13,654
Decrease in payable for accounting fees	(3,750)
Decrease in other accrued expenses	(9,660)
Net cash provided by operating activities	5,003,351

Net decrease in net assets resulting from financing activities:
Distributions to common shareholders	(2,777,175)
Increase in payable for Fund shares redeemed	4,711
Decrease from repurchase of common shares	(1,593,413)
Decrease in payable to bank	(52,598)
Net cash used in financing activities	(4,418,475)
Net increase in cash	584,876
Cash (including foreign currency):
Beginning of year	12,681
End of period	$597,557

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$686,933
Interest paid on bank overdrafts	87

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2023:

Cash	$551,857
Foreign currency, at value	45,700
$597,557

See accompanying notes to financial statements

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019		2018
Operating Performance:
Net asset value, beginning of year	$13.26		$17.73	$15.17	$13.85	$12.41		$14.63
Net investment income/(loss)	(0.01)		(0.16)	(0.04)	(0.02)	0.11	(a)	0.07
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.15		(3.67)	3.79	2.09	2.01		(2.25)
Total from investment operations	1.14		(3.83)	3.75	2.07	2.12		(2.18)

Distributions to Preferred Shareholders: (b)
Net investment income	—		—	(0.02)	—	(0.05)		(0.05)
Net realized gain	—		(0.03)	(0.16)	(0.18)	(0.12)		(0.11)
Total distributions to preferred shareholders	—		(0.03)	(0.18)	(0.18)	(0.17)		(0.16)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.14		(3.86)	3.57	1.89	1.95		(2.34)

Distributions to Common Shareholders:
Net investment income	(0.04	)*	(0.02)	(0.14)	—	(0.12)		—
Net realized gain	(0.06	)*	(0.62)	(0.90)	(0.05)	(0.28)		—
Return of capital	(0.22	)*	—	—	(0.59)	(0.16)		—
Total distributions to common shareholders	(0.32)		(0.64)	(1.04)	(0.64)	(0.56)		—

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.03		0.03	0.03	0.07	0.05		0.13
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—	—	—	—		(0.00	)(c)
Offering costs for common shares charged to paid-in capital	—		—	—	—	—		(0.01)
Total Fund share transactions	0.03		0.03	0.03	0.07	0.05		0.12

Net Asset Value Attributable to Common Shareholders, End of Period	$14.11		$13.26	$17.73	$15.17	$13.85		$12.41
NAV total return †	8.93%		(21.64)%	23.90%	16.01%	16.27%		(15.17)%
Market value, end of period	$11.99		$11.22	$15.90	$13.05	$11.84		$9.80
Investment total return ††	9.80%		(25.42)%	30.20%	17.99%	26.77%		(23.08)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$153,637		$148,112	$228,411	$167,684	$160,989		$150,353
Net assets attributable to common shares, end of period (in 000’s)	$121,637		$116,112	$158,411	$137,684	$130,989		$120,353
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	(0.13	)%(d)	(1.11)%	(0.20)%	(0.18)%	0.83	%(a)	0.49%
Ratio of operating expenses to average net assets attributable to common shares (e)(f)	2.96	%(d)	3.17%	1.78%	1.82%	1.73%		1.68%
Portfolio turnover rate	3%		9%	23%	14%	35%		80%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2023	Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
5.450% Series A Cumulative Preferred Shares (g)
Liquidation value, end of period (in 000’s)	—	—	$30,000	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	—	—	1,200	1,200	1,200	1,200
Liquidation preference per share	—	—	$25.00	$25.00	$25.00	$25.00
Average market value (h)	—	—	$25.86	$25.62	$25.51	$24.97
Asset coverage per share	—	—	$81.58	$139.74	$134.16	$125.31
5.200% Series B Cumulative Preferred Shares (i)
Liquidation value, end of period (in 000’s)	$32,000	$32,000	$40,000	—	—	—
Total shares outstanding (in 000’s)	3,200	3,200	4,000	—	—	—
Liquidation preference per share	$10.00	$10.00	$10.00	—	—	—
Liquidation value	$10.00	$10.00	$10.00	—	—	—
Asset coverage per share	$48.01	$46.28	$32.63	—	—	—
Asset Coverage (j)	480%	463%	326%	559%	537%	501%

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Includes income resulting from special dividends for the year ended December 31, 2019. Without these dividends, the per share income amount would have been $0.06 and the net investment income ratio would have been 0.46%.
(b)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2023 and years ended December 31, 2022, 2021, 2020, 2019, and 2018, would have been 2.35%, 2.37%, 1.44%, 1.44%, 1.40%, and 1.39%, respectively.
(g)	The Fund redeemed and retired all its outstanding Series A Preferred Shares on February 28, 2022.
(h)	Based on weekly prices.
(i)	The Series B Preferred was issued November 1, 2021.
(j)	Asset coverage per share is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the Fund) was organized on August 19, 2013 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (small cap and mid cap companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$10,116,571	$326,180	—	$10,442,751
Health Care	8,757,094	56,865	—	8,813,959
Retail	3,157,451	76,981	—	3,234,432
Other Industries (b)	116,235,292	—	—	116,235,292
Total Common Stocks	138,266,408	460,026	—	138,726,434
Preferred Stocks (b)	256,584	—	—	256,584
Rights (b)	—	71,037	$0	71,037
Warrants (b)	31,586	—	—	31,586
U.S. Government Obligations	—	13,744,864	—	13,744,864
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$138,554,578	$14,275,927	$0	$152,830,505

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2023 the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series B Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy announced February 25, 2019, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 6.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains).	$54,910	$—
Net long term capital gains	5,612,154	272,500
Total distributions paid	$5,667,064	$272,500

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$123,248,507	$43,388,713	$(13,806,715)	$29,581,998

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2022, the Fund incurred excise tax expense of $54,761. As of June 30, 2023, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $4,754,628 and $9,753,691, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2023, aggregated $30,092,094 and $30,791,066, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $1,313 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,288.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2023, the Fund accrued $86,011 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund repurchased and retired 138,397 and 177,119 common shares, at investments of $1,593,413 and $2,085,542, respectively, and at average discounts of 16.57% and 13.78%, from its net asset value.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(138,397)	$(1,593,413)	(177,119)	$(2,085,542)

The Fund has an effective shelf registration which authorizes the offering of $100 million of common shares or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,200,000 shares of $0.001 par value Cumulative Preferred Shares (Preferred Shares). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price plus an amount equal to the accumulated and unpaid dividends

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On November 1, 2021, the Fund issued 4,000,000 shares of Series B 5.20% Cumulative Preferred Shares receiving $39,875,000 after the deduction of offering expenses of $125,000. The Series B Preferred has a liquidation value of $10 per share and an annual dividend rate of 4.00%. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025.

The Series B Preferred were puttable during the 60 day period prior to September 28, 2022. On September 28, 2022, 800,000 Series B Shares were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. The Series B Preferred are puttable during the 60 day period prior to September 26, 2023 and are callable at the Fund’s option at any time commencing on September 26, 2024 and thereafter. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. At June 30, 2023, 3,200,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $23,111.

The Board of Trustees increased the dividend rate on the Series B Preferred Shares to an annual rate of 5.20% based on the liquidation preference of the Series B Preferred Shares, effective May 17, 2023.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 20, 2023, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 22, 2023. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, James P. Conn, and Salvatore J. Zizza as Trustees of the Fund, with 7,414,301 votes, 7,406,557 votes, and 7,408,450 votes cast in favor of these Trustees, and 2,791,971 votes, 2,799,715 votes and 2,797,822 votes withheld for these Trustees, respectively.

Calgary Avansino, John Birch, Anthony S. Colavita, Kevin V. Dreyer, Frank F. Fahrenkopf, Jr., Agnes Mullady, and Kuni Nakamura continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Small and Mid Cap Value Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At a meeting on May 17, 2023, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three- and five-year periods (as of March 31, 2023) against a peer group of eight other comparable peer funds selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance was in the first quartile for the one year and five year periods, and in the second quartile for the three year period for the Adviser Peer Group and in the third quintile for the one year period, the first quintile for the three year period, and the second quintile for the five year period for the Lipper Peer Group. It was noted that because the Fund commenced investment operations on June 23, 2014, the Fund does not have a 10 year performance record. The Independent Board Members noted the impact of COVID-19 on the current economic environment.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to NAV and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were above average. The Independent Board Members noted that the advisory fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher advisory fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by an affiliate of the Adviser.

The Gabelli Global Small and Mid Cap Value Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members also concluded that the Fund has an acceptable performance record. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was acceptable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI GLOBAL SMALL & MID CAP VALUE TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Small & Mid Cap Value Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO

Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Calgary Avansino

Former Chief Executive Officer,

Glamcam

John Birch

Partner,

The Cardinal Partners Global

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Agnes Mullady

Former Senior Vice President,

GAMCO Investors Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Daniel Hughes

Vice President & Ombudsman

Bethany A. Uhlein

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, Inc.

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom, LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2023 through 01/31/2023	Common - 1,747 Preferred Series B – N/A	Common –$12.46 Preferred Series B – N/A	Common - 1,747 Preferred Series B – N/A	Common – 8,757,479 - 1,747 = 8,755,732 Preferred Series B – 3,200,000
Month #2 02/01/2023 through 02/28/2023	Common - 400 Preferred Series B – N/A	Common –$12.36 Preferred Series B – N/A	Common - 400 Preferred Series B – N/A	Common – 8,755,732 - 400 = 8,755,332 Preferred Series B – 3,200,000
Month #3 03/01/2023 through 03/31/2023	Common –5,153 Preferred Series B – N/A	Common –$11.52 Preferred Series B – N/A	Common –5,153 Preferred Series B – N/A	Common – 8,755,332 - 5,153 = 8,750,179 Preferred Series B – 3,200,000
Month #4 04/01/2023 through 04/30/2023	Common –35,022 Preferred Series B – N/A	Common –$11.53 Preferred Series B – N/A	Common –35,022 Preferred Series B – N/A	Common – 8,750,179 - 35,022 = 8,715,157 Preferred Series B – 3,200,000
Month #5 05/01/2023 through 05/31/2023	Common - 59,715 Preferred Series B – N/A	Common –$11.34 Preferred Series B – N/A	Common - 59,715 Preferred Series B – N/A	Common – 8,715,157 - 59,715 = 8,655,442 Preferred Series B – 3,200,000
Month #6 06/01/2023 through 06/30/2023	Common - 36,360 Preferred Series B – N/A	Common –$11.66 Preferred Series B – N/A	Common - 36,360 Preferred Series B – N/A	Common – 8,655,442 - 36,360 = 8,619,082 Preferred Series B – 3,200,000
Total	Common -138,397 Preferred Series B – N/A	Common –$11.52 Preferred Series B – N/A	Common -138,397 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.